LEASES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) renewalOption	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee Lease Description [Line Items]
Number of lease renewal options (or more) | renewalOption	1
Operating leases	$ 135	$ 81	$ 186
Finance leases	5	5	15
Rent expense, including real estate taxes and operating costs	$ 4	$ 4	5
Chubb Acquisition
Lessee Lease Description [Line Items]
Operating leases			146
Finance leases			$ 2
Minimum
Lessee Lease Description [Line Items]
Operating lease term, extension option	1 year
Incremental borrowing rates on a quarterly basis across all currencies	1.79%
Incremental borrowing rates tenor	1 year
Maximum
Lessee Lease Description [Line Items]
Operating lease term, extension option	12 years
Incremental borrowing rates on a quarterly basis across all currencies	9.63%
Incremental borrowing rates tenor	30 years
Building | Maximum
Lessee Lease Description [Line Items]
Operating lease term	10 years
Equipment | Minimum
Lessee Lease Description [Line Items]
Operating lease term	1 year
Equipment | Maximum
Lessee Lease Description [Line Items]
Operating lease term	7 years
Autos and trucks | Minimum
Lessee Lease Description [Line Items]
Operating lease term	1 year
Autos and trucks | Maximum
Lessee Lease Description [Line Items]
Operating lease term	7 years